Offerings - Offering: 1	Sep. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit	3.28
Maximum Aggregate Offering Price	$ 5,740,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 792.69
Offering Note	The Amount Registered represents ordinary shares, par value $0.0001 per share (the “Shares”), of Namib Minerals, a Cayman Islands company (the “Registrant”), issuable pursuant to a promissory note (the “Promissory Note”) of the Registrant. This Registration Statement covers, in addition to the number of Shares stated above, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of Shares that may be offered or issued from stock splits, stock dividends or similar transactions with respect to the Shares being registered.

The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sales prices of the Shares on The Nasdaq Stock Market LLC on September 30, 2025.